Loss Per Common Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Loss Per Common Share

9. Loss per Common Share:

	For the years ended December 31,
	2017	2018	2019
Net loss available to common stockholders	$(5,243)	$(8,214)	$(8,330)

Weighted average number of common shares, basic and diluted	18,461,455	20,894,202	21,161,164

Loss per common share, basic and diluted	$(0.28)	$(0.39)	$(0.39)